Trade Accounts and Other Receivables, Contract Liabilities and Prepayments - Schedule of Allowance for Expected Credit Losses of Trade Accounts Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Credit Losses of Trade Accounts Receivables [Abstract]
As at 1 January	$ 18,202,132
Provision for expected credit losses	151,068	18,202,132
Reversal of expected credit losses	(3,313,538)
As at 31 December	$ 15,039,662	$ 18,202,132